DEBENTURES - Amortization schedules (Details)		12 Months Ended
	Apr. 25, 2019 BRL (R$) R$ / shares	Dec. 31, 2019 BRL (R$) instrument	Dec. 31, 2018 BRL (R$)
DEBENTURES
Debentures		R$ 2,911,044,000	R$ 1,538,873,000
Non-current portion of non-current notes and debentures issued		2,893,029,000	1,536,118,000
Unit par value | R$ / shares	R$ 1,000.00
Next 12 months
DEBENTURES
Non-current portion of non-current notes and debentures issued			5,716,000
Year Two
DEBENTURES
Non-current portion of non-current notes and debentures issued			18,871,000
Year Three
DEBENTURES
Non-current portion of non-current notes and debentures issued		1,496,591,000	1,501,102,000
Year Four
DEBENTURES
Non-current portion of non-current notes and debentures issued		598,530,000	8,080,000
Year Five
DEBENTURES
Non-current portion of non-current notes and debentures issued			R$ 2,349,000
More than 5 years
DEBENTURES
Non-current portion of non-current notes and debentures issued		R$ 797,908,000
Debentures
DEBENTURES
Nominal annual interest rate (as a percent)		6.18%	6.60%
16th
DEBENTURES
Debentures	R$ 1,400,000,000,000
Quantity Issued	600
Par value per debenture | R$ / shares	R$ 800.00
16th - A
DEBENTURES
Debentures		R$ 602,847,000
Quantity Issued | instrument		600,000
Maturity period	48 months
Yield interest percent	105.50%
16th - B
DEBENTURES
Debentures		R$ 803,761,000
Quantity Issued | instrument		800,000
Maturity period	84 months
Yield interest percent	107.25%